Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Increase (decrease) in valuation allowance	$ 5,250
Payroll tax credit	156	$ 22
U.S. Federal
Income Taxes [Line Items]
Net operating loss carryforward	110,900
Research and development tax credit carryforwards	1,800
U.S. State
Income Taxes [Line Items]
Net operating loss carryforward	105,400
Operating loss carryforward tax affected	8,400
Research and development tax credit carryforwards	$ 570